December 23, 2009	Michelle Y. Mesack D 202.778.9405 F 202.778.9100 michelle.mesack@klgates.com

VIA EDGAR

Ms. Valerie Lithotomos Division of Investment Management Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Legg Mason Capital Management Growth Trust, Inc. (File Nos. 033-89090; 811-08966)

Post-Effective Amendment No. 32 under Rule 485(a) under the Securities Act of 1933

Dear Ms. Lithotomos,

Transmitted herewith for filing on behalf of Legg Mason Capital Management Growth Trust, Inc. (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C (“Rule 485(a)”) thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (“PEA 32”) on behalf of the Registrant. PEA 32 includes the prospectus (“Prospectus”) and the statement of additional information (“SAI”) relating to the Registrant. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees (signed by power of attorney), the manually signed originals of which are maintained at the office of the Registrant.

The purpose of this filing is to (1) amend the Registration Statement to comply with recent amendments to Form N-1A and (2) add one new class of shares, “Class R1” to the Registrant.

Other than with respect to (1) changes made to comply with recent amendments to Form N-1A and (2) disclosure regarding the new Class R1 shares (“Class R1 Disclosure”), the form and text of the Prospectus and SAI do not differ in any significant way from the Registrant’s currently effective registration statement reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 29 to the Registrant’s (formerly Legg Mason Growth Trust, Inc.) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C (formerly Primary Class), Class I (formerly Institutional Class), Class FI (formerly Financial Intermediary Class) and Class R shares of the Registrant (Accession No. 0000898432-08-001220) (December 1, 2008).

The Class R1 Disclosure contained in the Prospectus and SAI is substantially the same as the Class R1 Disclosure for Legg Mason Capital Management Value Trust, Inc., contained in its currently effective registration statement reviewed by the Staff in the following filing pursuant to Rule 485(a):

Post-Effective Amendment No. 46 to Legg Mason Capital Management Value Trust, Inc.’s (formerly Legg Mason Value Trust, Inc.; File Nos. 002-75766; 811-03380) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class C, Class FI (formerly Financial Intermediary Class), Class I (formerly Institutional Class), Class R and Class R1 shares of Legg Mason Capital Management Value Trust, Inc. (Accession No. 0000898432-09-000725) (May 29, 2009).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 32. Pursuant to Rule 485(a)(1) under the 1933 Act, the Registrant elects to have PEA 32 become effective on February 28, 2010. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 1, 2010. This will assist the Registrant in keeping to its expected commencement of operations date for the new classes and printing schedule.

Please contact me at (202) 778-9405, Ndenisarya Bregasi at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack